Oakhurst Fixed Income Fund
Schedule of Investments
November 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 29.5%	Par	Value
United States Treasury Note/Bond
3.88%, 07/31/2030	$2,912,000	$2,947,263
3.63%, 09/30/2031	971,000	967,776
4.00%, 06/30/2032	2,906,000	2,947,433
2.75%, 08/15/2032	1,828,000	1,718,320
4.13%, 11/15/2032	3,673,000	3,749,114
3.50%, 02/15/2033	3,504,000	3,435,973
3.88%, 08/15/2033	3,903,000	3,911,309
4.50%, 11/15/2033	3,669,000	3,830,021
4.00%, 02/15/2034	2,935,000	2,958,904
4.38%, 05/15/2034	2,183,000	2,257,401
4.25%, 11/15/2034	736,000	752,689
4.63%, 02/15/2035	1,684,000	1,769,055
3.00%, 05/15/2042	3,430,000	2,816,218
2.50%, 02/15/2045	3,573,000	2,590,565
TOTAL U.S. TREASURY SECURITIES (Cost $37,153,280)		36,652,041

CORPORATE BONDS - 26.0%	Par	Value
Communications - 0.9%
AT&T, Inc., 7.13%, 12/15/2031	750,000	840,289
Meta Platforms, Inc., 5.63%, 11/15/2055	300,000	299,455
		1,139,744

Consumer Discretionary - 2.2%
AutoZone, Inc., 4.75%, 08/01/2032	850,000	860,751
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033 (a)	900,000	955,458
Marriott International, Inc./MD, 5.10%, 04/15/2032	810,000	837,105
		2,653,314

Consumer Staples - 0.4%
BAT Capital Corp., 7.08%, 08/02/2053	467,000	534,695

Energy - 2.3%
Diamondback Energy, Inc., 5.40%, 04/18/2034	834,000	857,592
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032 (b)	823,000	991,135
Enbridge, Inc., 5.70%, 03/08/2033	904,000	957,763
		2,806,490

Financials - 9.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	996,083
American Homes 4 Rent LP, 5.50%, 02/01/2034	970,000	1,005,886
Antares Holdings LP, 7.95%, 08/11/2028 (c)	800,000	847,839
Aviation Capital Group LLC, 6.38%, 07/15/2030 (c)	900,000	964,585
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	943,243
Capital One Financial Corp., 4.49% to 09/11/2030 then SOFR + 1.25%, 09/11/2031	857,000	856,649
CBRE Services, Inc., 4.90%, 01/15/2033	953,000	965,277
Crown Castle, Inc., 5.10%, 05/01/2033	968,000	982,855
Fairfax Financial Holdings Ltd., 7.75%, 07/15/2037	947,000	1,119,730
FS KKR Capital Corp., 6.88%, 08/15/2029	950,000	965,976
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	653,896
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	1,003,209
		11,305,228

Health Care - 2.2%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	797,000	868,368
Cigna Group, 4.50%, 09/15/2030	839,000	845,672
Quest Diagnostics, Inc., 6.40%, 11/30/2033	880,000	982,390
		2,696,430

Technology - 5.1%
Applied Materials, Inc., 5.85%, 06/15/2041	867,000	934,456
Broadcom, Inc., 4.90%, 07/15/2032	912,000	938,658
Dell International LLC / EMC Corp., 4.75%, 10/06/2032	858,000	860,536
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (b)	857,000	931,448
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (a)	800,000	846,359
Leidos Holdings, Inc., 5.95%, 12/01/2040	945,000	974,191
Oracle Corp., 4.45%, 09/26/2030	882,000	869,445
		6,355,093

Utilities - 3.8%
Ameren Corp., 5.38%, 03/15/2035	915,000	943,135
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	858,000	961,631
DTE Electric Co., 5.25%, 05/15/2035	842,000	872,473
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	805,000	956,297
Potomac Electric Power Co., 7.90%, 12/15/2038	780,000	1,009,362
		4,742,898
TOTAL CORPORATE BONDS (Cost $31,502,135)		32,233,892

MORTGAGE-BACKED SECURITIES - 22.7%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	156,333	153,014
Pool RQ0073, 4.00%, 12/01/2055	1,250,000	1,191,274
Pool SB8257, 5.50%, 09/01/2038	646,689	662,864
Pool SD3148, 5.00%, 06/01/2053	938,840	950,564
Pool SD3386, 5.50%, 07/01/2053	1,275,104	1,298,313
Pool SD8255, 3.50%, 10/01/2052	2,033,389	1,885,020
Pool SD8489, 4.50%, 12/01/2054	2,104,477	2,061,788
Federal National Mortgage Association
Pool CA2472, 4.00%, 10/01/2048	914,112	884,003
Pool CB4024, 4.50%, 07/01/2052	1,078,006	1,073,380
Pool FA0095, 6.00%, 12/01/2054	1,191,502	1,230,321
Pool FM5329, 2.00%, 01/01/2031	296,541	285,478
Pool FS0862, 2.50%, 12/01/2036	627,531	599,810
Pool FS3430, 4.00%, 11/01/2052	839,392	816,213
Pool FS4239, 5.00%, 03/01/2053	1,053,480	1,065,359
Pool FS4522, 5.00%, 05/01/2053	1,294,585	1,299,464
Pool FS5649, 5.50%, 08/01/2053	355,071	360,452
Pool FS5779, 5.50%, 09/01/2053	974,201	992,192
Pool FS8469, 5.50%, 07/01/2054	327,547	335,484
Pool MA0584, 4.50%, 10/01/2040	8,286	8,165
Pool MA1201, 3.50%, 10/01/2032	58,107	57,259
Pool MA2705, 3.00%, 08/01/2046	506,809	463,491
Pool MA3210, 3.50%, 12/01/2047	301,374	283,068
Pool MA3356, 3.50%, 05/01/2048	1,438,973	1,354,617
Pool MA4626, 4.00%, 06/01/2052	1,930,522	1,851,270
Pool MA4700, 4.00%, 08/01/2052	1,046,739	1,003,767
Pool MA4733, 4.50%, 09/01/2052	447,555	440,419
Pool MA4803, 3.50%, 11/01/2052	1,531,460	1,419,487
Pool MA5071, 5.00%, 07/01/2053	1,202,484	1,205,882
Pool MA5271, 5.50%, 02/01/2054	1,218,361	1,236,750
Pool MA5495, 4.50%, 10/01/2054	1,715,534	1,680,735
TOTAL MORTGAGE-BACKED SECURITIES (Cost $27,752,308)		28,149,903

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%	Par	Value
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 5.15%, 11/25/2033 (d)	189,026	167,146
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/2037 (c)(d)	905,000	910,156
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (c)(d)	281,953	261,264
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	227,957	234,874
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	21,915	22,643
Series 3622, Class WA, 5.50%, 09/15/2039	97,391	99,750
Series 3793, Class UA, 4.00%, 06/15/2033	19,663	19,651
Series 3940, Class PD, 2.50%, 02/15/2041	43,511	42,855
Series 4077, Class AP, 4.00%, 01/15/2042	20,569	20,411
Series 4183, Class PA, 3.50%, 01/15/2043	3,101	3,095
Series 4753, Class JA, 3.00%, 12/15/2047	835,836	774,072
Series 4760, Class A, 3.00%, 02/15/2048	478,641	461,938
Series 4960, Class PD, 2.00%, 10/25/2049	565,997	488,910
Series 5145, Class AB, 1.50%, 09/25/2049	1,037,428	843,951
Series 5206, Class DV, 3.50%, 06/25/2033	857,507	832,954
Series 5227, Class JQ, 4.00%, 04/25/2047	785,037	771,974
Series 5252, Class BA, 4.00%, 02/25/2050	816,691	811,326
Series 5569, Class BA, 5.00%, 07/25/2052	1,058,390	1,060,901
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	17,742	18,284
Series 2009-96, Class DB, 4.00%, 11/25/2029	28,170	28,081
Series 2013-13, Class MA, 4.00%, 01/25/2043	184,488	182,792
Series 2016-24, Class HA, 3.00%, 04/25/2044	32,270	31,842
Series 2016-49, Class LA, 3.50%, 01/25/2043	44,170	43,914
Series 2016-89, Class CG, 3.00%, 04/25/2046	84,881	80,500
Series 2017-105, Class N, 3.00%, 01/25/2048	926,750	841,606
Series 2017-22, Class EC, 3.00%, 06/25/2044	54,379	53,618
Series 2018-45, Class AB, 3.00%, 06/25/2048	171,537	157,805
Series 2019-33, Class N, 3.00%, 03/25/2048	195,059	186,757
Series 2022-22, Class EV, 4.00%, 07/25/2033	617,175	610,289
Government National Mortgage Association
Series 2020-133, Class HA, 3.50%, 09/20/2050	188,608	174,227
Series 2020-134, Class NP, 2.50%, 09/20/2050	779,348	664,947
Series 2020-84, Class WA, 3.50%, 06/20/2050	133,176	123,171
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (c)(d)	539,331	450,980
Harborview Mortgage Loan Trust, Series 2004-4, Class 2A, 4.63% (1 mo. Term SOFR + 0.67%), 06/19/2034	50,576	47,053
JP Morgan Mortgage Trust
Series 2013-3, Class A3, 3.35%, 07/25/2043 (c)(d)	38,344	36,465
Series 2017-2, Class A3, 3.50%, 05/25/2047 (c)(d)	89,213	82,142
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (c)(d)	1,136,390	1,143,687
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (c)(d)	1,138,145	1,025,283
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (c)(d)	126,738	123,818
Sequoia Mortgage Trust, Series 2025-S2, Class A1, 4.00%, 11/25/2055 (c)(d)	1,015,000	953,320
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (c)(d)	876,253	800,806
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,423,497)		15,689,258

ASSET-BACKED SECURITIES - 6.2%	Par	Value
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	896,603	843,699
Avis Budget Car Rental LLC, Series 2023-8A, Class A, 6.02%, 02/20/2030 (c)	1,000,000	1,050,494
DB Master Finance Parent LLC, Series 2025-1A, Class A2II, 5.17%, 08/20/2055 (c)	925,000	934,962
Domino's SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (c)	636,988	607,567
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (c)	128,413	128,086
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (c)	1,005,000	1,016,898
SBA Depositor LLC
Series 2020-1-2, 2.33%, 01/15/2028 (c)	10,000	9,599
Series 2021-3, 2.59%, 10/15/2031 (c)	950,000	846,003
Taco Bell Corp., Series 2025-1A, Class A2II, 5.05%, 08/25/2055 (c)	855,000	859,798
Union Pacific Railroad Co., 6.18%, 01/02/2031	464,174	493,201
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3, 4.58%, 06/15/2029 (c)	933,000	939,688
TOTAL ASSET-BACKED SECURITIES (Cost $7,662,862)		7,729,995

U.S. GOVERNMENT AGENCY ISSUES - 1.5%	Par	Value
Federal Farm Credit Banks Funding Corp, 2.40%, 03/24/2036	900,000	754,761
Tennessee Valley Authority, 4.65%, 06/15/2035	1,100,000	1,144,684
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,896,133)		1,899,445

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.85% (e)	1,677,460	1,677,460
TOTAL MONEY MARKET FUNDS (Cost $1,677,460)		1,677,460

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (e)	419,900	419,900
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $419,900)		419,900

TOTAL INVESTMENTS - 100.3% (Cost $124,487,575)		124,451,894
Liabilities in Excess of Other Assets - (0.3)%		(405,491)
TOTAL NET ASSETS - 100.0%		$124,046,403

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $410,546.
(b)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $13,993,440 or 11.3% of the Fund’s net assets.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2025.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of August 31, 2025

Oakhurst Fixed Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$36,652,041	$–	$36,652,041
Corporate Bonds	–	32,233,892	–	32,233,892
Mortgage-Backed Securities	–	28,149,903	–	28,149,903
Collateralized Mortgage Obligations	–	15,689,258	–	15,689,258
Asset-Backed Securities	–	7,729,995	–	7,729,995
U.S. Government Agency Issues	–	1,899,445	–	1,899,445
Money Market Funds	1,677,460	–	–	1,677,460
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	419,900
Total Investments	$1,677,460	$122,354,534	$–	$124,451,894

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $419,900 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.